UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05812

Legg Mason Partners Premium Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

WESTERN ASSET PREMIUM U.S. TREASURY RESERVES

FORM N-Q

NOVEMBER 30, 2018

Notes to Schedule of Investments (unaudited)

Investments in U.S. Treasury Reserves Portfolio, at value $181,324,285.

1. Organization and significant accounting policies

Western Asset Premium U.S. Treasury Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Premium Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (1.2% at November 30, 2018) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

U.S. TREASURY RESERVES PORTFOLIO

Schedule of investments (unaudited)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.0%
U.S. Treasury Bills - 86.2%
U.S. Treasury Bills	1.066%	12/6/18	$568,179,000	$568,079,964	(a)
U.S. Treasury Bills	1.627%	12/11/18	670,106,000	669,780,193	(a)
U.S. Treasury Bills	1.650%	12/13/18	570,000,000	569,667,901	(a)
U.S. Treasury Bills	1.867%	12/18/18	524,383,000	523,904,856	(a)
U.S. Treasury Bills	1.849%	12/20/18	318,040,000	317,720,856	(a)
U.S. Treasury Bills	2.019%	12/26/18	1,071,076,000	1,069,551,719	(a)
U.S. Treasury Bills	1.956%	12/27/18	400,000,000	399,427,200	(a)
U.S. Treasury Bills	2.086%	1/2/19	735,824,000	734,451,867	(a)
U.S. Treasury Bills	2.018%	1/3/19	2,082,392,000	2,078,521,061	(a)
U.S. Treasury Bills	2.147%	1/8/19	597,510,000	596,155,099	(a)
U.S. Treasury Bills	2.079%	1/10/19	848,940,000	846,980,231	(a)
U.S. Treasury Bills	2.196%	1/15/19	426,308,000	425,142,507	(a)
U.S. Treasury Bills	2.136%	1/17/19	650,000,000	648,195,937	(a)
U.S. Treasury Bills	2.243%	1/22/19	300,000,000	299,035,417	(a)
U.S. Treasury Bills	2.146%	1/24/19	777,902,000	775,416,529	(a)
U.S. Treasury Bills	2.253%	1/31/19	300,000,000	298,866,708	(a)
U.S. Treasury Bills	2.280%	2/7/19	200,000,000	199,149,334	(a)
U.S. Treasury Bills	2.292%	2/14/19	503,293,000	500,923,726	(a)
U.S. Treasury Bills	2.324%	2/21/19	300,000,000	298,436,667	(a)
U.S. Treasury Bills	2.357%	2/28/19	100,000,000	99,427,250	(a)
U.S. Treasury Bills	2.323%	3/14/19	171,194,000	170,077,315	(a)
U.S. Treasury Bills	2.324%	3/28/19	379,466,000	376,658,334	(a)
U.S. Treasury Bills	2.420%	4/25/19	200,000,000	198,096,114	(a)
U.S. Treasury Bills	2.466%	5/16/19	200,000,000	197,783,267	(a)
U.S. Treasury Bills	2.499%	5/23/19	200,000,000	197,660,625	(a)

Total U.S. Treasury Bills				13,059,110,677

U.S. Treasury Notes - 13.8%
U.S. Treasury Notes	1.375%	12/31/18	100,000,000	99,944,248
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.140%)	2.524%	1/31/19	174,800,000	174,797,155	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.070%)	2.454%	4/30/19	200,000,000	200,004,046	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.060%)	2.444%	7/31/19	150,000,000	149,999,922	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.048%)	2.432%	10/31/19	205,000,000	205,024,036	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield)	2.384%	1/31/20	150,000,000	149,991,113	(b)

See Notes to Schedule of Investments.

U.S. TREASURY RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Treasury Notes - (continued)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.043%)	2.427%	7/31/20	$700,000,000	$700,022,300	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.045%)	2.429%	10/31/20	410,000,000	410,003,874	(b)

Total U.S. Treasury Notes				2,089,786,694

TOTAL INVESTMENTS - 100.0% (Cost - $15,148,897,371)				15,148,897,371
Liabilities in Excess of Other Assets - 0.0%				(6,167,525)

TOTAL NET ASSETS - 100.0%				$15,142,729,846

(a)	Rate shown represents yield-to-maturity.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

U.S. Treasury Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments†	—	$15,148,897,371	—	$15,148,897,371

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Premium Money Market Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 25, 2019